NASDAQ
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

07073916

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
SEP 20 2007
1086

*By Facsimile and First Class Mail*

September 20, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

001-16525 CERTNAS

Dear Ms. Peters:

This is to certify that on September 20, 2007 The Nasdaq Stock Market (the "Exchange") received from CVD Equipment Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
SEP 24 2007
THOMSON
FINANCIAL

END